Acquisitions - Acquisition Price Allocation table (Details) $ in Thousands	Dec. 31, 2014 USD ($)
Business Acquisition [Line Items]
Property and equipment	$ 1,095,545
Accounts receivable	27,379
Restricted cash	36,868
Deferred income taxes	22,129
Other assets	18,295
Intangible assets	341,287
Total assets acquired	1,541,503
Long-term debt	550,936
Accounts payable, accrued expenses and other current liabilities	38,148
Asset retirement obligations	29,463
Deferred income taxes	26,083
Total liabilities assumed	644,630
Non-controlling interest	105,258
Purchase price, net of cash acquired	791,615
CD DG Portfolio
Business Acquisition [Line Items]
Property and equipment	200,712
Accounts receivable	4,511
Restricted cash	15
Deferred income taxes	22,129
Other assets	687
Intangible assets	83,114
Total assets acquired	311,168
Long-term debt	0
Accounts payable, accrued expenses and other current liabilities	5,925
Asset retirement obligations	6,749
Deferred income taxes	25,191
Total liabilities assumed	37,865
Non-controlling interest	16,600
Purchase price, net of cash acquired	256,703
Mt. Signal
Business Acquisition [Line Items]
Property and equipment	649,005
Accounts receivable	11,617
Restricted cash	22,165
Deferred income taxes	0
Other assets	12,621
Intangible assets	117,925
Total assets acquired	813,333
Long-term debt	413,464
Accounts payable, accrued expenses and other current liabilities	24,813
Asset retirement obligations	4,656
Deferred income taxes	0
Total liabilities assumed	442,933
Non-controlling interest	78,745
Purchase price, net of cash acquired	291,655
Other Acquisitions
Business Acquisition [Line Items]
Property and equipment	245,828
Accounts receivable	11,251
Restricted cash	14,688
Deferred income taxes	0
Other assets	4,987
Intangible assets	140,248
Total assets acquired	417,002
Long-term debt	137,472
Accounts payable, accrued expenses and other current liabilities	7,410
Asset retirement obligations	18,058
Deferred income taxes	892
Total liabilities assumed	163,832
Non-controlling interest	9,913
Purchase price, net of cash acquired	$ 243,257